Premises and equipment_Details of premises and equipment (Details) $ in Thousands	Jun. 30, 2018 KRW (₩)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Jun. 30, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ 2,450,754,000,000	$ 2,204,312	₩ 2,477,545,000,000	₩ 2,459,176,000,000	₩ 2,458,025,000,000
Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,896,977,000,000		3,873,512,000,000
Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(1,446,223,000,000)		(1,395,967,000,000)
Land
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,482,169,000,000		1,487,278,000,000	1,488,266,000,000	1,488,745,000,000
Land | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,482,169,000,000		1,487,278,000,000
Building
Disclosure of property plant and equipment [Line Items]
Net carrying value	665,815,000,000		680,846,000,000	681,692,000,000	691,699,000,000
Building | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	863,503,000,000		867,804,000,000
Building | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(197,688,000,000)		(186,958,000,000)
Properties for business use
Disclosure of property plant and equipment [Line Items]
Net carrying value	236,261,000,000		180,072,000,000	188,225,000,000	189,902,000,000
Properties for business use | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	1,105,029,000,000		1,024,186,000,000
Properties for business use | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(868,768,000,000)		(844,114,000,000)
Structures in leased office
Disclosure of property plant and equipment [Line Items]
Net carrying value	62,085,000,000		64,787,000,000	63,113,000,000	68,958,000,000
Structures in leased office | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	441,835,000,000		429,665,000,000
Structures in leased office | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	(379,750,000,000)		(364,878,000,000)
Construction in progress
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,421,000,000		64,559,000,000	37,877,000,000	18,717,000,000
Construction in progress | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	4,421,000,000		64,559,000,000
Construction in progress | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	0		0
Structures
Disclosure of property plant and equipment [Line Items]
Net carrying value	3,000,000		3,000,000	₩ 3,000,000	₩ 4,000,000
Structures | Acquisition cost
Disclosure of property plant and equipment [Line Items]
Net carrying value	20,000,000		20,000,000
Structures | Accumulated depreciation
Disclosure of property plant and equipment [Line Items]
Net carrying value	₩ (17,000,000)		₩ (17,000,000)